HARRIS INSIGHT FUNDS TRUST
                            3200 Horizon Drive
                         King of Prussia, PA 19406

                              May 7, 2002


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549-1004

                        Harris Insight Funds Trust
                    1933 Act Registration No. 33-64915
                    1940 Act Registration No. 811-7447

Ladies and Gentlemen:

    In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Harris Insight Funds Trust (the
"Trust") certifies that:

a. the forms of prospectuses and statement of additional information that would have been filed under paragraph
(c) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust's registration statement on Form N-1A; and

b. the text of the most recent post-effective amendment to the Trust's registration statement was filed with the Commission via EDGAR on May 1, 2002.

                                     Very truly yours,

                                     Harris Insight Funds Trust

                                     /s/ David C. Lebisky
                                     By:  David C. Lebisky
                                     Its:   Secretary